INVESTMENTS	12 Months Ended
Dec. 31, 2022
INVESTMENTS [Abstract]
INVESTMENTS
6	INVESTMENTS

a)	Investment at fair value through profit or loss comprises the following:

	2022	2021
	S/(000)	S/(000)

Mutual funds (i)	1,582,050	1,574,233
Investment funds (ii)	885,574	531,847
Government Bonds (iii)	651,219	1,185,541
Restricted mutual funds (iv)	351,317	365,954
Central Bank of Chile bonds	202,986	32,761
Participation in RAL Funds (v)	167,781	323,139
Corporate bonds	103,330	172,857
Subordinated bonds	84,121	110,484
Shares	47,820	90,728
Multilateral organization bonds	47,770	33,082
ETF (Exchange - Traded Fund)	25,042	105,305
Certificates of deposit BCRP (vi)	–	1,111,142
Hedge funds	280	176,816
Others	48,269	105,351
Balance before accrued interest	4,197,559	5,919,240
Accrued interest	1,775	9,298
Total	4,199,334	5,928,538

(i)
As of December 31, 2022, the balance comprises mutual funds from Luxembourg, Bolivia, Peru, and other countries, which represent 64.2 percent, 23.5 percent, 4.8 percent, and 7.5 percent of the total, respectively. As of December 31, 2021, the balance comprises to mutual funds from Luxembourg, Bolivia, Ireland, and other countries, which represent 70.5 percent, 21.5 percent, 3.8 percent, and 4.2 percent of the total, respectively.

(ii)	As of December 31, 2022, the balance mainly comprises investment funds in Peru, the United States of America, and Colombia, which represent 44.3 percent, 30.8 percent, and 15.5 percent, respectively, among other countries. As of December 31, 2021, the balance mainly comprises investment funds in Peru and the United States of America, which represented 40.6 percent and 55.6 percent, respectively.

(iii)	As of December 31, 2022, and 2021 the balance of these instruments includes the following government treasury bonds:

	2022	2021
	S/(000)	S/(000)

Colombian Government Bonds	609,255	898,733
Chilean Government Bonds	38,153	66,643
United States of America Government Bonds	3,811	7,948
Peru Government Bonds	–	211,571
Brazilian Government Bonds	–	646
Total	651,219	1,185,541

(iv)
The restricted mutual funds comprise the participation quotas in the private pension funds managed by Prima AFP and are maintained in compliance with the legal regulations in Peru. Their availability is restricted, and the yield received is the same as that received by the private pension funds managed.

(v)
As of December 31, 2022 these funds are approximately Bs218.7 million, equivalent to S/121.7 million, and US$12.1 million, equivalent to S/46.1 million. As of December 31, 2021, these funds amounted to approximately Bs346.1 million, equivalent to S/202.3 million, and US$30.3 million, equivalent to S/120.8 million; and include investments made by the Group in the Central Bank of Bolivia as a guarantee for deposits received from the public. These funds have restrictions on their use and are required of all banks in Bolivia.

(vi)
As of December 31, 2021 the balance comprises 2,789 certificates of deposit for US$278.7 million, equivalent to S/1,111.1 million, which accrue interest at an effective annual rate of 0.67 percent to 0.70 percent, and with maturity from January to February 2022.

b)	Investments at fair value through other comprehensive income comprises the following:

	2022				2021
		Unrealized gross amount				Unrealized gross amount
	Cost	Profits	Losses	Estimated fair value	Cost	Profits	Losses	Estimated fair value
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Debts instruments:

Corporate bonds (i)	13,914,118	61,336	(1,194,756)	12,780,698	14,456,083	594,025	(334,687)	14,715,421
Government Bonds (ii)	9,139,100	59,788	(670,177)	8,528,711	9,600,115	206,701	(568,417)	9,238,399
Certificates of deposit BCRP (iii)	7,021,219	868	(2,608)	7,019,479	8,347,101	7	(9,676)	8,337,432
Securitization instruments (iv)	772,737	1,564	(107,377)	666,924	768,012	20,202	(66,825)	721,389
Negotiable certificates of deposit (v)	577,286	9,988	(1,516)	585,758	615,514	10,505	(1,508)	624,511
Subordinated bonds	377,111	462	(17,467)	360,106	217,222	6,281	(4,224)	219,279
Others	117,123	958	(6,831)	111,250	125,877	4,699	(4,324)	126,252
	31,918,694	134,964	(2,000,732)	30,052,926	34,129,924	842,420	(989,661)	33,982,683
Equity instruments designated at the initial recognition

Shares issued by:
Inversiones Centenario	112,647	14,158	–	126,805	112,647	72,124	–	184,771
Alicorp S.A.A.	12,197	144,641	–	156,838	12,197	125,356	–	137,553
Bolsa de Valores de Lima	18,367	6,632	–	24,999	19,423	6,730	–	26,153
Bolsa de Comercio de Santiago	3,995	4,006	–	8,001	3,648	4,108	–	7,756
Compañía Universal Textil S.A.	9,597	–	(3,191)	6,406	9,597	–	(3,233)	6,364
Pagos Digitales Peruanos S.A.	5,611	–	(5,611)	–	5,197	–	(5,197)	-
Bolsa de Valores de Colombia	3,541	–	(1,152)	2,389	4,402	–	(188)	4,214
Corporación Andina de Fomento	4,441	930	–	5,371	4,441	1,176	–	5,617
Others	2,844	3,392	(690)	5,546	3,584	2,557	(742)	5,399
	173,240	173,759	(10,644)	336,355	175,136	212,051	(9,360)	377,827

Balance before accrued interest	32,091,934	308,723	(2,011,376)	30,389,281	34,305,060	1,054,471	(999,021)	34,360,510
Accrued interest				396,880				397,933
Total				30,786,161				34,758,443

The variation in the fair value of the investments is mainly due to the increase in interest rates in soles and in foreign currency, which negatively affected the investment portfolios at fair value with changes in other comprehensive income as of December 31, 2022. Credicorp's Management has determined that the unrealized losses of investments at fair value through other comprehensive income as of December 31, 2022 and December 31, 2021 are of a temporal nature; considering factors such as the planned strategy in relation to the security or portfolio identified, the related guarantee and the credit rating of the issuers. During 2022, as a result of the evaluation of the impairment loss of investments at fair value with changes in other comprehensive income, the Group has recorded a provision for credit loss of S/58.3 million (provision for credit loss of S/6.8 million ended December 31, 2021), which is presented in the caption "Net gain in securities", see note 24 of the consolidated statement of income. Furthermore, Management has decided and has the ability to hold each of these investments for a period of time to allow an early recovery in fair value, even before their sufficient recovery or maturity.

The maturities and annual market rates of investments at fair value through other comprehensive income during 2022 and 2021, are as follows:

	Maturities		Annual effective interest rate
	2022	2021	2022						2021
			S/		US$		Other currencies		S/		US$		Other currencies
			Min	Max	Min	Max	Min	Max	Min	Max	Min	Max	Min	Max
			%	%	%	%	%	%	%	%	%	%	%	%

Corporate bonds	Jan-2023 / Nov-2095	Jan-2022 / Nov-2095	4.10	13.45	0.29	157.05	2.60	14.89	1.64	19.28	–	67.59	1.35	7.86
Government treasury bonds	Jan-2023 / Feb-2055	Jan-2022 / Feb-2055	1.87	8.13	–	8.19	–	–	1.79	6.91	–	4.61	4.00	5.16
Certificates of deposit BCRP	Jan-2023 / Sep-2023	Jan-2022 / Mar-2023	7.13	7.48	–	–	–	–	2.52	3.40	–	–	–	–
Negotiable certificates of deposits	Jan-2023 / Jul-2033	Jan-2022 / Jul-2033	8.76	8.76	2.48	4.80	1.00	13.50	3.88	3.88	2.48	2.68	1.00	6.02
Securitization instruments	Aug-2023 / Sep-2045	Jan-2022 / Sep-2045	5.03	30.87	5.64	16.63	3.50	7.50	4.05	28.90	2.17	10.85	3.50	–
Subordinated bonds	Jan-2023 / Aug-2045	Apr-2022 / Aug-2045	2.15	10.01	3.36	23.73	–	–	0.28	7.48	0.86	7.62	–	–
Others	Apr-2023 / Feb-2035	Apr-2022 / Feb-2035	2.22	9.56	8.03	8.58	0.05	0.08	1.77	7.99	3.39	5.05	0.05	0.05

Likewise, as of December 31, 2022, the Group entered into repurchase agreements for government bonds and BCRP certificates of deposit classified as investments at fair value through other comprehensive income, for an estimated fair value of S/1,108.1 million (S/318.4 million as of December 31, 2021), whose related liability is presented in "Accounts payable for repurchase agreements and securities lending" of the consolidated statement of financial position, see note 5(c).

As of December 31, 2022, the Group maintains IRS, which have been designated as hedges of the fair value of certain fixed-rate bonds in U.S. dollar issued by corporate companies classified as investments at fair value through other comprehensive income, for a nominal amount of S/926.5 million (S/636.4 million as of December 31, 2021), see note 13(c); through said IRS these bonds were economically converted to a variable rate.

(i)
As of December 31, 2022, the balance comprises corporate bonds issued by companies in the United States of America, Peru, Chile and other countries, which represent 39.2 percent, 37.4 percent, 4.4 percent and 19.0 percent. of the total, respectively. As of December 31, 2021, the balance comprises corporate bonds issued by companies in the United States of America, Peru, Chile and other countries, which represent 38.1 percent, 37.1 percent, 4.6 percent and 20.2 percent of the total, respectively.

Likewise, as of December 31, 2022, the Group maintains CCS, which were designated as cash flow hedges of certain corporate bonds for nominal amounts of S/114.1 million. As of December 31, 2021, it had CCS for an amount of S/79.1 million, see note 13(c); Through said CCS, the bonds were economically converted into soles at a fixed rate.

As of December 31, 2022, the most significant individual unrealized loss amount ascends to approximately S/34.2 million of Inversiones Nacionales de Turismo - Intursa S.A, S/18.5 million as of December 31, 2021. The largest unrealized loss with respect to the balance sheet of 2021 is due to the behavior of the market.

(ii)	As of December 31, 2022 and December 31, 2021, the balance includes the following Government Treasury Bonds:

	2022	2021
	S/(000)	S/(000)

Peruvian Government Bonds	6,126,564	7,496,775
U.S. and federal agency Government Bonds	2,103,713	1,455,114
Colombian Government Bonds	130,883	87,428
Chilean Government Bonds	78,383	83,978
Bolivian Government Bonds	67,040	89,941
Others	22,128	25,163
Total	8,528,711	9,238,399

(iii)
As of December 31, 2022, the Group maintains 70,253 certificates of deposits BCRP (83,494 as of December 31, 2021); which are instruments issued at discount through public auction, traded on the Peruvian secondary market and payable in soles. The decrease in the balance is mainly due to the maturity of these instruments.

(iv)	As of December 31, 2022 and December 31, 2021, the balance of securitization instruments includes the following:

	2022	2021
	S/(000)	S/(000)

Inmuebles Panamericana S.A.	133,079	142,629
ATN S.A.	77,047	98,525
Colegios Peruanos S.A.	61,109	68,714
Multimercados Zonales S.A.C.	47,643	–
Costa de Sol S.A.	37,653	46,502
Nessus Hoteles Perú S.A.	32,519	38,547
Concesionaria La Chira S.A.	25,906	27,370
Fábrica Nacional de Cemento S.A.	22,529	28,187
Homecenters Peruanos S.A.	22,804	27,206
Others (less than S/27.7 million and S/28.2 million, respectively)	206,635	243,709
Total	666,924	721,389

The instruments have semiannual payments until 2045.The pool of underlying assets consists mainly of accounts receivable from income, revenues for services and from maintenance and marketing contributions (Inmuebles Panamericana S.A.), and accounts receivable for electrical transmission services from the Carhuamayo - Cajamarca line (ATN S.A.).

(v)
As of December 31, 2022, the balance corresponds to certificates for US$1.8 million, equivalent to S/6.7 million, in soles for S/5.9 million; and in other currencies, equivalent to S/ 573.2 million issued mainly by the financial systems of Colombia and Bolivia. As of December 31, 2021, the balance comprises to certificates for US$0.67 million, equivalent to S/2.7 million, in soles for S/6.8 million; and in other currencies, equivalent to S/ 615.1 million issued mainly by the financial system of Colombia and Bolivia.

Likewise, as of December 31, 2022, the Group maintains CCS, which were designated as cash flow hedges of certain certificates for nominal amounts of S/17.3 million. As of December 31, 2021, the amount amounted to S/75.5 million, see note 13(c); Through said CCS, the certificates were economically converted into soles at a fixed rate.

Due to the increase in market liquidity due to government programs such as Reactiva Perú and the successive withdrawals of Pension Fund Administrators (hereinafter AFPs), approved by Congress since 2020, Banco de Crédito del Perú had to incorporate changes to the business model of investments at fair value with change in other comprehensive income to contribute to the matching of its assets and liabilities. In October 2022, as a result of this change, the Bank has reclassified a portfolio of investments at fair value with changes in other comprehensive income to investments at amortized cost for S/2,232.7 million and has reversed the unrealized net loss of this portfolio recorded in other comprehensive income of equity net for S/549.2 million, in order to record it as if it had always been a portfolio classified at amortized cost from the beginning.

The change in the business model and the reclassification are in accordance with the provisions of IFRS 9 "Financial Instruments", see note 3(f)(iv), and have been approved by the Risk Management Committee and the of Treasury Risks and ALM of the Bank.

c)	Amortized cost investments consist of the following:

	2022
	Carrying	Fair
	amount	value
	S/(000)	S/(000)

Peruvian Government Bonds (i)	9,573,026	8,055,873
Corporate bonds (i)	442,558	445,684
Subordinated bonds (i)	49,597	49,830
Certificates of payment on work progress (CRPAO) (ii)	47,584	46,786
Other government bonds (i)	114,262	113,759
	10,227,027	8,711,932
Accrued interest	218,702	218,702
Total investments at amortized cost, net	10,445,729	8,930,634

	2021
	Carrying	Fair
	amount	value
	S/(000)	S/(000)

Peruvian Government Bonds (i)	7,438,364	7,169,787
Corporate bonds (i)	420,263	419,069
Subordinated bonds (i)	86,861	86,412
Certificates of payment on work progress (CRPAO) (ii)	74,499	19,310
Other government bonds (i)	74,122	73,645
	8,094,109	7,768,223
Accrued interest	171,450	171,450
Total investments at amortized cost, net	8,265,559	7,939,673

The expected loss of investments at amortized cost as of December 31, 2022 and 2021 is S/3.9 million and S/2.8 million, respectively.

(i)
As of December 31, 2022, said bonds have maturities between January 2023 and February 2042; accruing interest at an effective annual rate between 6.65 percent and 8.13 percent per year for bonds issued in soles, between 2.59 percent and 16.30 percent for bonds issued in U.S. dollar, and between 5.66 percent and 11.24 percent per year for bonds issued in other currencies. As of December 31, 2021, they have maturities between January 2022 and February 2042, accruing interest at an effective annual interest rate between 3.62 percent and 6.77 percent for bonds denominated in soles, between 0.71 percent and 4.50 percent for bonds issued in U.S. dollar and between 0.0 percent and 2.96 percent on bonds issued in other currencies.

As of December 31, 2021, the instruments with an interest rate of 0.00 percent correspond to bonds issued by the Colombian Government, whose emission indicators at the acquisition date were at very low levels; however, MiBanco Colombia invested in these instruments because it is a Colombian company that must invest in them in accordance with local regulations, with the objective that the funds acquired by the Colombian Government be used for the development and incentive of certain economic sectors.

The variation in the fair value of investments at amortized cost is mainly due to the increase in interest rates in soles and in foreign currency, which negatively affected the fair value of this portfolio as of December 31, 2022. Credicorp’s Management has determined that, as of December 31, 2022, the difference between the amortized cost and the fair value of these investments is of a temporary nature and Credicorp has the intention and ability to hold each of these investments until maturity.

As of December 31, 2022, the Group has investment repurchase agreements at amortized cost for an estimated fair value of S/3,540.5 million. As of December 31, 2021, the amount amounted to S/3,854.0 million, whose related liability is presented in the caption "Accounts payable for repurchase agreements and securities lending" of the condensed interim consolidated statement of financial position, see note 5(c).

(ii)
As of December 31, 2022, there are 57 certificates of Annual Acknowledgment of Work Progress Payment - CRPAO (89 CRPAO as of December 31, 2021), issued by the Peruvian State to finance projects and concessions. Said issuance is a mechanism established in the concession contract signed between the State and the concessionaire, which allows the latter to obtain financing to continue with the work undertaken. Said investment matures between January 2023 and April 2026, accruing interest at an effective annual rate between 6.20 percent and 7.59 percent (between January 2022 and April 2026, accruing interest at an effective annual rate between 2.32 percent and 4.26 percent as of December 31, 2021).

The increase in bonds at amortized cost is due to the fact that, in October 2022, Banco de Crédito del Perú reclassified its portfolio of bonds at fair value through other comprehensive income at amortized cost due to a change in its business model, see note 6(b).

d)	The table below shows the balance of investments classified by maturity, without consider accrued interest or provision for credit loss:

	2022
	At fair value through profit or loss	At fair value through other comprehensive income	Amortized cost
	S/(000)	S/(000)	S/(000)

Up to 3 months	296,347	8,246,819	191,098
From 3 months to 1 year	358,233	2,599,972	343,670
From 1 to 3 years	348,755	4,088,478	1,456,530
From 3 to 5 years	257,643	4,374,806	459,604
More than 5 years	694,779	10,742,851	7,776,125
Without maturity	2,241,802	336,355	–
Total	4,197,559	30,389,281	10,227,027

	2021
	At fair value through profit or loss	At fair value through other comprehensive income	Amortized cost
	S/(000)	S/(000)	S/(000)

Up to 3 months	1,172,875	8,117,458	78,311
From 3 months to 1 year	209,172	3,683,466	296,699
From 1 to 3 years	746,115	4,804,229	1,641,340
From 3 to 5 years	136,444	4,111,276	459,363
More than 5 years	1,020,840	13,266,254	5,618,396
Without maturity	2,633,794	377,827	–
Total	5,919,240	34,360,510	8,094,109